Note 11 - Stock Option Plans and Warrants - Grants Under Stock Option Plans (Details) - shares		6 Months Ended	12 Months Ended
	Feb. 03, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Granted (in shares)	15,866	51,083	25,844	586
Director [Member]
Granted (in shares)		167	3,934	134
Executive Officer [Member]
Granted (in shares)		50,583	6,034	155
Employee [Member]
Granted (in shares)			14,777	299
Non-employee [Member]
Granted (in shares)			1,100